Discontinued Operations - Additional Information (Detail) - 8.5% Senior Notes Due 2016 $ in Millions			12 Months Ended
	Jan. 19, 2012 USD ($)	Dec. 20, 2011 USD ($) Brand	Dec. 31, 2013 USD ($)
Discontinued Operations [Line Items]
Other travel media brands | Brand		18
Senior unsecured notes principal amount		$ 400
Redemption of senior notes and accrued interest on senior notes	$ 450
Gain (loss) from early extinguishment of debt, pre-tax	(38)
Gain (loss) from early extinguishment of debt, net of tax	(24)
Redemption premium of senior note	33
Write-off of unamortized debt issuance and discount costs	$ 5
Income tax refund			$ 14
Senior notes, interest rate		8.50%
Senior notes, maturity year		2016